First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 99.2%
	Automotive – 4.1%
$1,930,000	Allison Transmission, Inc. (a)	3.75%	01/30/31	$1,923,100
2,070,000	Ford Motor Co.	8.50%	04/21/23	2,300,764
2,170,000	Ford Motor Co. (b)	9.00%	04/22/25	2,673,874
1,400,000	Ford Motor Co.	4.35%	12/08/26	1,514,625
1,528,000	Ford Motor Co.	7.45%	07/16/31	2,025,448
1,610,000	Ford Motor Co.	4.75%	01/15/43	1,769,575
4,605,000	Ford Motor Credit Co., LLC (b)	4.13%	08/17/27	4,933,106
5,000,000	Ford Motor Credit Co., LLC (b)	5.11%	05/03/29	5,668,225
				22,808,717
	Basic Industry – 7.0%
1,370,000	BCPE Ulysses Intermediate, Inc. (a) (c)	7.75%	04/01/27	1,378,953
645,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a) (b)	6.00%	02/01/26	674,831
3,495,000	Builders FirstSource, Inc. (a) (b)	6.75%	06/01/27	3,746,570
630,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	644,181
1,285,000	Coeur Mining, Inc. (a)	5.13%	02/15/29	1,250,241
3,515,000	Cornerstone Building Brands, Inc. (a) (b)	6.13%	01/15/29	3,755,672
2,540,000	Dycom Industries, Inc. (a)	4.50%	04/15/29	2,575,039
1,675,000	Foundation Building Materials, Inc. (a)	6.00%	03/01/29	1,649,640
900,000	Great Lakes Dredge & Dock Corp. (a)	5.25%	06/01/29	928,174
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,545,257
2,979,000	KB Home (b)	7.50%	09/15/22	3,191,269
1,820,000	LGI Homes, Inc. (a)	4.00%	07/15/29	1,848,538
1,855,000	Meritage Homes Corp.	6.00%	06/01/25	2,107,846
1,125,000	Novelis Corp. (a)	3.25%	11/15/26	1,143,321
885,000	Novelis Corp. (a)	3.88%	08/15/31	895,204
2,045,000	Olin Corp. (b)	5.13%	09/15/27	2,131,974
1,825,000	Park River Holdings, Inc. (a)	5.63%	02/01/29	1,793,053
560,000	Park River Holdings, Inc. (a)	6.75%	08/01/29	566,370
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	4,176,778
770,000	Weekley Homes LLC/Weekley Finance Corp. (a)	4.88%	09/15/28	797,959
1,055,000	White Cap Parent LLC (a) (d)	8.25%	03/15/26	1,089,346
				38,890,216
	Capital Goods – 7.0%
1,065,000	Amsted Industries, Inc. (a)	5.63%	07/01/27	1,121,919
1,589,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	1,625,436
1,470,000	EnerSys (a)	4.38%	12/15/27	1,540,053
2,245,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	2,401,925
2,600,000	Howmet Aerospace, Inc.	6.88%	05/01/25	3,028,896
3,100,000	Mauser Packaging Solutions Holding Co. (a) (b)	5.50%	04/15/24	3,123,250
1,700,000	Mauser Packaging Solutions Holding Co. (a) (b)	7.25%	04/15/25	1,659,005
2,870,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.63%	05/13/27	3,105,541
530,000	Plastipak Holdings, Inc. (a)	6.25%	10/15/25	542,646
2,462,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	2,615,875
625,000	TransDigm, Inc. (a)	8.00%	12/15/25	671,891
2,685,000	TransDigm, Inc. (a)	6.25%	03/15/26	2,822,982
3,055,000	TransDigm, Inc. (b)	5.50%	11/15/27	3,158,106
2,660,000	Trident TPI Holdings, Inc. (a) (b)	6.63%	11/01/25	2,728,921
2,515,000	TriMas Corp. (a) (b)	4.13%	04/15/29	2,558,421
1,032,000	Triumph Group, Inc. (a)	8.88%	06/01/24	1,144,235
550,000	Triumph Group, Inc. (a)	6.25%	09/15/24	554,936
4,455,000	Triumph Group, Inc. (b)	7.75%	08/15/25	4,488,078
				38,892,116

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods – 7.3%
$3,975,000	CD&R Smokey Buyer, Inc. (a) (b)	6.75%	07/15/25	$4,238,344
750,000	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.50%	04/15/25	783,525
600,000	Chobani LLC/Chobani Finance Corp., Inc. (a)	4.63%	11/15/28	626,337
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,717,252
2,120,000	Edgewell Personal Care Co. (a) (b)	5.50%	06/01/28	2,247,836
1,185,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,194,693
3,430,000	Kraft Heinz Foods Co. (b)	5.00%	07/15/35	4,246,547
1,855,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	5.00%	12/31/26	1,887,462
5,560,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	7.00%	12/31/27	5,477,212
1,585,000	Mattel, Inc. (a)	5.88%	12/15/27	1,739,537
893,000	Newell Brands, Inc.	5.88%	04/01/36	1,136,985
1,000,000	Performance Food Group, Inc. (a)	4.25%	08/01/29	1,015,942
1,765,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	1,839,439
2,760,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,815,462
3,800,000	Primo Water Holdings, Inc. (a) (b)	4.38%	04/30/29	3,804,750
1,100,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (a)	4.63%	03/01/29	1,111,935
2,350,000	Triton Water Holdings, Inc. (a)	6.25%	04/01/29	2,356,075
				40,239,333
	Energy – 15.3%
1,200,000	Aethon United BR L.P./Aethon United Finance Corp. (a)	8.25%	02/15/26	1,285,195
1,600,000	Apache Corp.	5.10%	09/01/40	1,718,288
2,170,000	Archrock Partners L.P./Archrock Partners Finance Corp. (a)	6.25%	04/01/28	2,213,552
1,560,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)	7.00%	11/01/26	1,614,600
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	8.25%	12/31/28	1,050,418
1,070,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)	5.88%	06/30/29	1,056,625
1,919,000	Centennial Resource Production LLC (a)	6.88%	04/01/27	1,892,431
755,000	Cheniere Energy Partners L.P.	4.50%	10/01/29	815,400
1,020,000	Cheniere Energy, Inc.	4.63%	10/15/28	1,078,313
2,080,000	CNX Resources Corp. (a)	7.25%	03/14/27	2,227,950
391,000	Continental Resources, Inc./OK	4.38%	01/15/28	433,637
560,000	Continental Resources, Inc./OK (a)	5.75%	01/15/31	675,833
980,000	Continental Resources, Inc./OK	4.90%	06/01/44	1,132,194
1,025,000	CrownRock L.P./CrownRock Finance, Inc. (a)	5.00%	05/01/29	1,073,175
934,000	DCP Midstream Operating L.P.	5.13%	05/15/29	1,042,578
2,650,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. (a) (b)	7.13%	06/01/28	2,764,506
2,096,000	Endeavor Energy Resources L.P./ EER Finance, Inc. (a)	6.63%	07/15/25	2,219,140
610,000	EnLink Midstream LLC (a)	5.63%	01/15/28	647,027
5,435,000	EnLink Midstream LLC (b)	5.38%	06/01/29	5,660,607
1,825,000	EQM Midstream Partners L.P. (a)	6.50%	07/01/27	2,050,972
1,700,000	EQM Midstream Partners L.P.	5.50%	07/15/28	1,842,681
1,225,000	EQM Midstream Partners L.P. (a)	4.75%	01/15/31	1,248,171
400,000	EQT Corp. (b)	3.90%	10/01/27	434,514
390,000	EQT Corp.	5.00%	01/15/29	441,515
791,000	Hess Midstream Operations L.P. (a)	5.63%	02/15/26	823,795
1,845,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	5.75%	02/01/29	1,884,861
600,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	6.00%	02/01/31	626,697
480,000	Laredo Petroleum, Inc.	9.50%	01/15/25	493,800
1,510,000	Laredo Petroleum, Inc.	10.13%	01/15/28	1,591,336
1,785,000	Laredo Petroleum, Inc. (a)	7.75%	07/31/29	1,729,701
615,000	Oasis Petroleum, Inc. (a)	6.38%	06/01/26	637,306
4,280,000	Occidental Petroleum Corp. (b)	8.50%	07/15/27	5,348,716
3,070,000	Occidental Petroleum Corp. (b)	6.63%	09/01/30	3,749,990

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$747,000	Occidental Petroleum Corp.	4.63%	06/15/45	$751,856
2,053,000	Occidental Petroleum Corp. (b)	4.40%	04/15/46	2,019,454
3,195,000	PBF Holding Co., LLC/PBF Finance Corp. (a) (b)	9.25%	05/15/25	2,935,406
1,445,000	PBF Logistics LP/PBF Logistics Finance Corp.	6.88%	05/15/23	1,401,650
1,925,000	Renewable Energy Group, Inc. (a)	5.88%	06/01/28	2,010,114
520,000	SM Energy Co.	6.50%	07/15/28	518,710
2,585,000	Southwestern Energy Co.	7.50%	04/01/26	2,733,560
730,000	Southwestern Energy Co.	8.38%	09/15/28	816,768
770,000	Sunoco L.P./Sunoco Finance Corp.	6.00%	04/15/27	804,700
2,240,000	Sunoco L.P./Sunoco Finance Corp.	4.50%	05/15/29	2,296,000
2,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	2,105,600
1,645,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	6.88%	01/15/29	1,849,794
730,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	4.88%	02/01/31	790,345
1,500,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	04/01/26	1,573,020
1,830,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	09/01/27	1,937,384
1,720,000	Venture Global Calcasieu Pass LLC (a)	3.88%	08/15/29	1,760,850
2,310,000	Venture Global Calcasieu Pass LLC (a)	4.13%	08/15/31	2,393,737
909,000	Western Midstream Operating L.P.	4.50%	03/01/28	979,307
1,251,000	Western Midstream Operating L.P.	5.30%	02/01/30	1,406,187
				84,589,966
	Financial Services – 3.1%
2,985,000	Freedom Mortgage Corp. (a) (b)	7.63%	05/01/26	3,070,819
570,000	Home Point Capital, Inc. (a)	5.00%	02/01/26	526,737
1,645,000	LD Holdings Group LLC (a) (b)	6.13%	04/01/28	1,635,311
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,443,302
1,010,000	Midcap Financial Issuer Trust (a)	6.50%	05/01/28	1,051,253
1,540,000	OneMain Finance Corp.	6.13%	03/15/24	1,659,350
765,000	OneMain Finance Corp.	8.88%	06/01/25	842,441
610,000	OneMain Finance Corp.	3.50%	01/15/27	621,492
1,225,000	OneMain Finance Corp. (b)	6.63%	01/15/28	1,417,429
1,011,000	OneMain Finance Corp. (b)	5.38%	11/15/29	1,112,676
1,225,000	PennyMac Financial Services, Inc. (a)	5.38%	10/15/25	1,289,135
2,640,000	Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc. (a)	3.63%	03/01/29	2,650,468
				17,320,413
	Healthcare – 7.4%
1,425,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,542,563
2,775,000	Carriage Services, Inc. (a) (b)	4.25%	05/15/29	2,775,000
875,000	CHS/Community Health Systems, Inc. (a)	6.63%	02/15/25	918,750
4,765,000	CHS/Community Health Systems, Inc. (a) (b)	8.00%	03/15/26	5,114,608
765,000	CHS/Community Health Systems, Inc. (a)	5.63%	03/15/27	810,934
1,485,000	CHS/Community Health Systems, Inc. (a)	6.00%	01/15/29	1,581,688
1,930,000	CHS/Community Health Systems, Inc. (a)	6.88%	04/15/29	2,037,771
4,170,000	CHS/Community Health Systems, Inc. (a) (b)	6.13%	04/01/30	4,229,944
732,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (a)	7.38%	06/01/25	786,051
2,065,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	2,109,191
885,000	PRA Health Sciences, Inc. (a)	2.88%	07/15/26	904,784
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,404,228
990,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	980,902
4,750,000	Service Corp International (b)	7.50%	04/01/27	5,806,068
615,000	Syneos Health, Inc. (a)	3.63%	01/15/29	611,925

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$1,730,000	Teleflex, Inc. (a)	4.25%	06/01/28	$1,805,688
7,000,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	7,464,065
				40,884,160
	Insurance – 0.7%
1,895,000	AssuredPartners, Inc. (a)	5.63%	01/15/29	1,883,242
1,275,000	MGIC Investment Corp.	5.25%	08/15/28	1,357,946
505,000	NMI Holdings, Inc. (a)	7.38%	06/01/25	577,369
				3,818,557
	Leisure – 5.5%
1,730,000	Affinity Gaming (a)	6.88%	12/15/27	1,838,774
500,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	546,248
1,290,000	Caesars Entertainment, Inc. (a)	6.25%	07/01/25	1,363,891
3,280,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	3,611,247
1,055,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a)	5.75%	07/01/25	1,110,388
3,520,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a) (b)	5.25%	10/15/25	3,553,126
850,000	Constellation Merger Sub, Inc. (a)	8.50%	09/15/25	838,313
1,200,000	Everi Holdings, Inc. (a)	5.00%	07/15/29	1,228,500
2,980,000	Mohegan Gaming & Entertainment (a) (b)	8.00%	02/01/26	3,106,471
3,300,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	3,379,051
2,005,000	Penn National Gaming, Inc. (a)	4.13%	07/01/29	1,979,356
3,450,000	Scientific Games International, Inc. (a)	8.25%	03/15/26	3,665,659
3,175,000	Scientific Games International, Inc. (a) (b)	7.00%	05/15/28	3,427,619
775,000	Station Casinos LLC (a)	4.50%	02/15/28	781,498
				30,430,141
	Media – 7.4%
1,235,000	Arches Buyer, Inc. (a)	4.25%	06/01/28	1,254,822
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	2,379,960
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	3,533,803
1,285,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	1,341,771
3,500,000	CSC Holdings LLC (b)	5.25%	06/01/24	3,786,125
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,439,076
1,180,000	CSC Holdings LLC (a)	5.75%	01/15/30	1,231,442
1,455,000	DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. (a)	5.88%	08/15/27	1,504,106
900,000	DISH DBS Corp.	5.88%	11/15/24	970,817
1,200,000	DISH DBS Corp.	7.75%	07/01/26	1,371,000
3,520,000	DISH DBS Corp. (b)	7.38%	07/01/28	3,812,765
2,100,000	iHeartCommunications, Inc.	8.38%	05/01/27	2,236,490
1,255,000	iHeartCommunications, Inc. (a)	5.25%	08/15/27	1,310,044
1,250,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	1,297,888
945,000	News Corp. (a)	3.88%	05/15/29	963,357
3,520,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	3,725,902
3,150,000	Sirius XM Radio, Inc. (a) (b)	5.38%	07/15/26	3,261,195
2,205,000	TEGNA, Inc.	4.63%	03/15/28	2,274,755
655,000	TripAdvisor, Inc. (a)	7.00%	07/15/25	700,139
1,235,000	Urban One, Inc. (a)	7.38%	02/01/28	1,323,167
				40,718,624
	Real Estate – 3.5%
1,199,000	Iron Mountain, Inc. (a) (b)	4.88%	09/15/27	1,245,989
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,931,586
1,575,000	Iron Mountain, Inc. (a) (b)	5.25%	07/15/30	1,680,328

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate (Continued)
$1,375,000	Iron Mountain, Inc. (a)	4.50%	02/15/31	$1,407,656
910,000	Iron Mountain, Inc. (a)	5.63%	07/15/32	985,876
1,305,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (a)	4.75%	06/15/29	1,301,737
1,845,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.	5.63%	05/01/24	1,999,362
2,820,000	QualityTech L.P./QTS Finance Corp. (a) (b)	3.88%	10/01/28	3,024,337
905,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a)	5.75%	01/15/29	950,273
1,840,000	SBA Communications Corp. (a) (b)	3.13%	02/01/29	1,809,654
1,934,000	Service Properties Trust	7.50%	09/15/25	2,182,065
925,000	XHR LP (a)	4.88%	06/01/29	947,996
				19,466,859
	Retail – 7.3%
4,290,000	Albertsons Cos, Inc./Safeway Inc/New Albertsons L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	4,338,949
390,000	Ambience Merger Sub, Inc. (a)	4.88%	07/15/28	391,950
1,300,000	Ambience Merger Sub, Inc. (a)	7.13%	07/15/29	1,318,070
1,780,000	Carvana Co. (a) (b)	5.50%	04/15/27	1,844,525
770,000	CP Atlas Buyer, Inc. (a)	7.00%	12/01/28	795,691
2,000,000	Hanesbrands, Inc. (a)	4.63%	05/15/24	2,121,030
1,420,000	L Brands, Inc. (a)	9.38%	07/01/25	1,842,450
4,100,000	L Brands, Inc. (b)	7.50%	06/15/29	4,756,943
1,200,000	L Brands, Inc. (a)	6.63%	10/01/30	1,383,000
275,000	Macy’s Retail Holdings LLC	2.88%	02/15/23	277,728
2,425,000	Macy’s Retail Holdings LLC	3.63%	06/01/24	2,494,670
2,500,000	Macy’s Retail Holdings LLC (a) (b)	5.88%	04/01/29	2,640,437
3,770,000	Macy’s, Inc. (a) (b)	8.38%	06/15/25	4,114,012
1,900,000	Michaels Cos (The), Inc. (a)	5.25%	05/01/28	1,968,942
4,655,000	Michaels Cos (The), Inc. (a) (b)	7.88%	05/01/29	4,836,638
2,680,000	QVC, Inc.	4.38%	09/01/28	2,755,469
2,615,000	Victoria’s Secret & Co. (a)	4.63%	07/15/29	2,621,891
				40,502,395
	Services – 10.6%
1,870,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	1,982,200
3,505,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	3,849,244
685,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	6.00%	06/01/29	686,733
1,945,000	APX Group, Inc. (a)	6.75%	02/15/27	2,064,131
1,395,000	APX Group, Inc. (a)	5.75%	07/15/29	1,402,414
390,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)	5.38%	03/01/29	406,115
1,250,000	Brink’s (The) Co. (a) (b)	5.50%	07/15/25	1,317,213
625,000	Clarivate Science Holdings Corp. (a)	3.88%	06/30/28	631,000
2,420,000	Clean Harbors, Inc. (a) (b)	4.88%	07/15/27	2,546,070
1,900,000	CoreLogic, Inc. (a)	4.50%	05/01/28	1,899,838
1,100,000	Diebold Nixdorf, Inc. (a)	9.38%	07/15/25	1,210,000
950,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	962,630
3,045,000	H&E Equipment Services, Inc. (a) (b)	3.88%	12/15/28	3,022,741
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,785,250
2,400,000	Imola Merger Corp. (a)	4.75%	05/15/29	2,480,364
2,020,000	LBM Acquisition LLC (a)	6.25%	01/15/29	2,026,525
1,445,000	NESCO Holdings II, Inc. (a) (b)	5.50%	04/15/29	1,493,805
805,000	Picasso Finance Sub, Inc. (a) (b)	6.13%	06/15/25	854,310

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services (Continued)
$1,915,000	Prime Security Services Borrower, LLC/Prime Finance, Inc. (a)	3.38%	08/31/27	$1,865,210
1,800,000	Sotheby’s (a)	7.38%	10/15/27	1,925,190
2,065,000	Sotheby’s/Bidfair Holdings, Inc. (a) (e)	5.88%	06/01/29	2,151,916
4,835,000	Staples, Inc. (a) (b)	7.50%	04/15/26	4,913,738
760,000	Summer BC Bidco B LLC (a)	5.50%	10/31/26	772,350
790,000	Uber Technologies, Inc. (a)	6.25%	01/15/28	855,230
2,165,000	United Rentals North America, Inc.	3.75%	01/15/32	2,165,000
3,015,000	WASH Multifamily Acquisition, Inc. (a)	5.75%	04/15/26	3,158,212
3,650,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	3,727,416
880,000	WESCO Distribution, Inc. (a)	7.13%	06/15/25	947,096
1,045,000	WESCO Distribution, Inc. (a)	7.25%	06/15/28	1,165,724
1,050,000	White Cap Buyer LLC (a)	6.88%	10/15/28	1,122,471
855,000	Williams Scotsman International, Inc. (a)	4.63%	08/15/28	882,788
640,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (a)	3.88%	02/01/29	640,147
				58,913,071
	Technology & Electronics – 5.4%
900,000	Boxer Parent Co., Inc. (a)	7.13%	10/02/25	961,871
2,380,000	CommScope, Inc. (a)	6.00%	03/01/26	2,484,125
3,150,000	CommScope, Inc. (a) (b)	8.25%	03/01/27	3,339,110
1,375,000	CommScope, Inc. (a) (b)	7.13%	07/01/28	1,487,839
4,996,000	Dell International LLC/EMC Corp.	8.35%	07/05/46	8,300,633
1,300,000	Endure Digital, Inc. (a)	6.00%	02/15/29	1,264,322
1,900,000	Entegris, Inc. (a)	4.38%	04/15/28	2,001,640
2,330,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	2,447,094
2,220,000	NCR Corp. (a)	5.13%	04/15/29	2,313,839
900,000	NCR Corp. (a)	5.25%	10/01/30	948,402
585,000	Presidio Holdings, Inc. (a)	8.25%	02/01/28	637,668
2,435,000	Rackspace Technology Global, Inc. (a)	3.50%	02/15/28	2,351,772
1,535,000	Veritas US, Inc./Veritas Bermuda Ltd. (a)	7.50%	09/01/25	1,593,169
				30,131,484
	Telecommunications – 5.0%
1,200,000	Cable One, Inc. (a)	4.00%	11/15/30	1,209,708
720,000	Embarq Corp.	8.00%	06/01/36	807,534
5,925,000	Level 3 Financing, Inc. (b)	5.38%	05/01/25	6,061,660
3,685,000	Level 3 Financing, Inc. (a) (b)	3.63%	01/15/29	3,584,915
1,500,000	Level 3 Financing, Inc. (a)	3.75%	07/15/29	1,471,920
3,295,000	Lumen Technologies, Inc. (a) (b)	5.38%	06/15/29	3,386,420
3,220,000	Lumen Technologies, Inc., Series P	7.60%	09/15/39	3,674,245
2,045,000	Sprint Capital Corp.	8.75%	03/15/32	3,154,668
3,685,000	Sprint Corp. (b)	7.63%	03/01/26	4,505,963
				27,857,033
	Transportation – 2.2%
646,094	American Airlines 2013-2 Class A Pass Through Trust	4.95%	01/15/23	659,572
3,825,000	American Airlines Group, Inc. (a) (b)	3.75%	03/01/25	3,409,012
1,540,000	American Airlines, Inc. (a)	11.75%	07/15/25	1,926,925
714,000	First Student Bidco, Inc./First Transit Parent, Inc. (a)	4.00%	07/31/29	715,785
758,265	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	899,750
1,300,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	1,415,375
685,000	United Airlines, Inc. (a)	4.38%	04/15/26	705,639
895,000	United Airlines, Inc. (a)	4.63%	04/15/29	924,490

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Transportation (Continued)
$1,289,533	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	$1,287,948
				11,944,496
	Utility – 0.4%
655,000	Calpine Corp. (a)	3.75%	03/01/31	631,341
1,310,000	Vistra Operations Co. LLC (a)	4.38%	05/01/29	1,345,816
				1,977,157
	Total Corporate Bonds and Notes			549,384,738
	(Cost $518,081,780)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 23.9%
	Agency – 0.4%
2,250,000	Petroleos Mexicanos (USD)	6.50%	03/13/27	2,385,563
	Automotive – 0.8%
918,000	Clarios Global L.P. (USD) (a)	6.75%	05/15/25	976,174
607,000	Clarios Global L.P./Clarios US Finance Co. (USD) (a)	6.25%	05/15/26	642,661
2,750,000	Clarios Global L.P./Clarios US Finance Co. (USD) (a) (b)	8.50%	05/15/27	2,973,437
				4,592,272
	Basic Industry – 1.9%
2,700,000	Alcoa Nederland Holding B.V. (USD) (a) (b)	7.00%	09/30/26	2,824,983
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	2,020,451
1,325,000	NOVA Chemicals Corp. (USD) (a)	4.25%	05/15/29	1,342,629
1,350,000	SpA Holdings 3 Oy (USD) (a)	4.88%	02/04/28	1,362,926
2,200,000	Stora Enso OYJ (USD) (a) (b)	7.25%	04/15/36	3,054,837
				10,605,826
	Capital Goods – 4.8%
1,815,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (a)	3.25%	09/01/28	1,819,819
3,900,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a) (b)	5.25%	08/15/27	3,987,311
572,000	Bombardier, Inc. (USD) (a)	6.00%	10/15/22	574,917
1,385,000	Bombardier, Inc. (USD) (a)	7.13%	06/15/26	1,438,683
3,100,000	Bombardier, Inc. (USD) (a) (b)	7.88%	04/15/27	3,216,390
2,240,000	CANPACK S.A./Eastern PA Land Investment Holding LLC (USD) (a)	3.13%	11/01/25	2,284,912
1,880,000	Cascades, Inc./Cascades USA, Inc. (USD) (a)	5.38%	01/15/28	1,981,210
1,945,000	Intertape Polymer Group, Inc. (USD) (a)	4.38%	06/15/29	1,994,111
4,330,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	4,471,071
4,425,000	Vertical Holdco GmbH (USD) (a) (b)	7.63%	07/15/28	4,799,797
				26,568,221
	Consumer Goods – 1.7%
2,600,000	JBS USA Food Co. (USD) (a)	7.00%	01/15/26	2,757,989
2,725,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a) (b)	6.50%	04/15/29	3,057,954
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	1,117,570

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods (Continued)
2,500,000	Minerva Luxembourg S.A. (USD) (a)	4.38%	03/18/31	$2,459,375
				9,392,888
	Energy – 1.0%
2,065,000	MEG Energy Corp. (USD) (a) (b)	7.13%	02/01/27	2,172,659
1,100,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	1,225,675
1,975,000	Petrobras Global Finance BV (USD)	5.50%	06/10/51	1,945,098
				5,343,432
	Financial Services – 0.3%
1,350,000	Unifin Financiera SAB de CV (USD) (a)	9.88%	01/28/29	1,336,372
	Healthcare – 3.1%
4,130,000	Bausch Health Cos., Inc. (USD) (a) (b)	9.00%	12/15/25	4,413,938
4,600,000	Bausch Health Cos., Inc. (USD) (a) (b)	5.00%	01/30/28	4,393,000
2,980,000	Bausch Health Cos., Inc. (USD) (a) (b)	7.25%	05/30/29	3,094,834
1,250,000	Endo Luxembourg Finance Co I Sarl/Endo US, Inc. (USD) (a)	6.13%	04/01/29	1,244,056
3,850,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (b)	7.13%	01/31/25	4,232,883
				17,378,711
	Leisure – 0.4%
1,253,000	International Game Technology PLC (USD) (a)	5.25%	01/15/29	1,339,376
700,000	Melco Resorts Finance Ltd. (USD) (a)	5.75%	07/21/28	726,754
				2,066,130
	Media – 0.6%
1,521,000	Clear Channel International B.V. (USD) (a)	6.63%	08/01/25	1,600,647
1,820,000	UPC Holding, B.V. (USD) (a)	5.50%	01/15/28	1,922,075
				3,522,722
	Retail – 0.5%
1,855,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	5.75%	04/15/25	1,960,178
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	3.50%	02/15/29	996,005
				2,956,183
	Services – 2.3%
1,600,000	Garda World Security Corp. (USD) (a)	4.63%	02/15/27	1,608,000
3,410,000	Garda World Security Corp. (USD) (a) (b)	9.50%	11/01/27	3,721,589
1,050,000	GFL Environmental, Inc. (USD) (a)	4.00%	08/01/28	1,038,959
655,000	GFL Environmental, Inc. (USD) (a)	4.75%	06/15/29	677,860
1,500,000	Modulaire Global Finance PLC (USD) (a) (b)	8.00%	02/15/23	1,546,125
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,230,270
				12,822,803
	Telecommunications – 5.0%
1,980,000	Altice Financing S.A. (USD) (a)	5.00%	01/15/28	1,947,855
6,797,000	Altice France Holding S.A. (USD) (a) (b)	10.50%	05/15/27	7,485,672
6,845,000	Altice France Holding S.A. (USD) (a) (b)	6.00%	02/15/28	6,759,438
832,000	Altice France S.A./France (USD) (a)	7.38%	05/01/26	866,320
2,535,000	Altice France S.A./France (USD) (a)	5.13%	07/15/29	2,556,953
600,000	DKT Finance ApS (EUR) (f)	7.00%	06/17/23	724,124
1,116,000	DKT Finance ApS (USD) (a)	9.38%	06/17/23	1,140,831
3,540,000	Telecom Italia Capital S.A. (USD) (b)	7.72%	06/04/38	4,760,344

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
1,000,000	Vmed O2 UK Financing I PLC (GBP) (a)	4.50%	07/15/31	$1,407,375
				27,648,912
	Transportation – 1.1%
850,000	Air Canada (USD) (a)	3.88%	08/15/26	851,284
2,595,000	Air Canada 2020-1 Class C Pass Through Trust (USD) (a)	10.50%	07/15/26	3,207,705
1,645,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (USD) (a)	5.50%	04/20/26	1,723,137
				5,782,126
	Total Foreign Corporate Bonds and Notes			132,402,161
	(Cost $127,910,093)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 7.3%
	Automotive – 1.2%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (b) (g)	5.75%	(h)	6,482,563
	Banking – 2.9%
2,940,000	Bank of America Corp., Series DD (USD) (g)	6.30%	(h)	3,434,287
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (f) (i)	0.16%	(h)	3,456,831
4,475,000	Citigroup, Inc., Series M (USD) (g)	6.30%	(h)	4,830,762
3,935,000	Citigroup, Inc., Series V (USD) (g)	4.70%	(h)	4,082,858
				15,804,738
	Financial Services – 1.7%
3,175,000	American AgCredit Corp. (USD) (a) (b) (g)	5.25%	(h)	3,254,375
3,500,000	Goldman Sachs Group (The), Inc., Series P (USD) (g)	5.00%	(h)	3,538,115
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (b) (i)	1.89%	02/15/42	2,733,878
				9,526,368
	Insurance – 1.5%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (i)	2.28%	02/12/47	5,231,038
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (b) (i)	2.51%	05/17/66	3,174,363
				8,405,401
	Total Capital Preferred Securities			40,219,070
	(Cost $38,354,146)
Principal Value	Description	Rate (j)	Stated Maturity (k)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.4%
	Capital Goods – 0.8%
$2,962,500	ADS Tactical, Inc., Initial Term Loan, 1 Mo. LIBOR + 5.75%, 1.00% Floor	6.75%	03/19/26	2,962,500
1,000,000	Engineered Machinery Holdings, Inc., Incremental Amendment No. 2 Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	05/21/29	1,010,000
438,750	Pretium PKG Holdings, Inc., Initial Term Loan, 5 Mo. LIBOR + 8.25%, 0.75% Floor	9.00%	11/06/28	445,331
				4,417,831

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (j)	Stated Maturity (k)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance – 0.2%
$985,050	HUB International Ltd., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	$982,509
	Services – 1.3%
7,000,000	TruGreen L.P., Initial Term Loan, 1 Mo. LIBOR + 8.50%, 0.75% Floor	9.25%	11/02/28	7,140,000
	Technology & Electronics – 0.1%
600,000	Dcert Buyer, Inc., Term Loan, 1 Mo. LIBOR + 7.00%, 0.00% Floor	7.09%	02/16/29	604,500
	Total Senior Floating-Rate Loan Interests			13,144,840
	(Cost $12,772,908)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
14,739	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (l)	38.94%	06/25/37	29,061
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
6,940,480	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (i)	0.17%	08/25/36	3,008,435
	Total Mortgage-Backed Securities			3,037,496
	(Cost $5,172,470)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (e) (m) (n) (o)	66,253
	Utility – 0.1%
13,918	Vistra Corp.	266,530
	Total Common Stocks	332,783
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (m) (o)	18,303
	(Cost $22,917)

	Total Investments – 133.4%			738,539,391
	(Cost $703,312,202) (p)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (10.3)%
$(30,000,000)	United States Treasury Note	1.38%	09/30/23	(30,757,031)
(24,000,000)	United States Treasury Note	2.88%	05/31/25	(26,157,188)
	Total U.S. Government Bonds Sold Short			(56,914,219)
	(Proceeds $52,553,860)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS SOLD SHORT – (0.9)%
	Energy – (0.3)%
$(1,600,000)	Halliburton Co.	2.92%	03/01/30	$(1,680,444)
	Technology & Electronics – (0.6)%
(2,930,000)	Amkor Technology, Inc. (a)	6.63%	09/15/27	(3,153,029)
	Total Corporate Bonds Sold Short			(4,833,473)
	(Proceeds $4,479,457)
FOREIGN CORPORATE BONDS SOLD SHORT – (0.5)%
	Basic Industry – (0.5)%
(2,900,000)	FMG Resources (August 2006) Pty Ltd. (USD) (a)	5.13%	05/15/24	(3,140,700)
	(Proceeds $3,026,975)
	Total Investments Sold Short – (11.7)%			(64,888,392)
	(Proceeds $60,060,292)

Outstanding Loan – (25.7)%	(142,060,967)
Net Other Assets and Liabilities – 4.0%	22,056,046
Net Assets – 100.0%	$553,646,078

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2021	Sale Value as of 7/31/2021	Unrealized Appreciation/ (Depreciation)
11/01/21	JPM	USD	4,227,515	EUR	3,566,000	$ 4,227,515	$ 4,238,034	$ (10,519)
11/01/21	JPM	USD	1,433,458	GBP	1,032,000	1,433,458	1,434,768	(1,310)
Net Unrealized Appreciation (Depreciation)								$(11,829)

Counterparty Abbreviations
JPM	JPMorgan Chase

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $508,159,939 of total investments and $(6,293,729) of total investments sold short, or 91.8% and (1.1)% of net assets, respectively.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for October 1, 2021.
(d)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.25% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for September 15, 2021.
(e)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, securities noted as such are valued at $2,218,169 or 0.4% of net assets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Perpetual maturity.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
(i)	Floating or variable rate security.
(j)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(k)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(l)	Inverse floating rate security.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(n)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(o)	Non-income producing security.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,995,578 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,608,318. The net unrealized appreciation was $30,387,260. The unrealized amounts presented are inclusive of investments sold short and derivative contracts.

EUR	Euro
GBP	British Pound Sterling
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 549,384,738	$ —	$ 549,384,738	$ —
Foreign Corporate Bonds and Notes*	132,402,161	—	132,402,161	—
Capital Preferred Securities*	40,219,070	—	40,219,070	—
Senior Floating-Rate Loan Interests*	13,144,840	—	13,144,840	—
Mortgage-Backed Securities	3,037,496	—	3,037,496	—
Common Stocks:
Energy	66,253	—	—	66,253
Utility	266,530	266,530	—	—
Rights*	18,303	—	18,303	—
Total Investments	$ 738,539,391	$ 266,530	$ 738,206,608	$ 66,253

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (56,914,219)	$ —	$ (56,914,219)	$ —
Corporate Bonds Sold Short*	(4,833,473)	—	(4,833,473)	—
Foreign Corporate Bonds Sold Short*	(3,140,700)	—	(3,140,700)	—
Total Investments	(64,888,392)	—	(64,888,392)	—
Forward Foreign Currency Contracts	(11,829)	—	(11,829)	—
Total	$ (64,900,221)	$—	$ (64,900,221)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.